COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease commitments

NioCorp has the following land, office, facility and equipment lease commitments in place as of June 30, 2017:

		Payments due by period
	Total	Less than 1 year	1-3 years	4-5 years	After 5 years
Debt	$5,012	$2,956	$2,056	$—	$—
Operating leases	137	75	63	—	—
Total contractual obligations	$5,149	$3,031	$2,119	$—	$—